Leases - Summary of Detailed Information About Carrying Amounts of Lease Liabilities and Movements During Year (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Jan. 01, 2019 USD ($)
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Accretion of interest	¥ 2,918	$ 412
Payments	48,365	6,826
Ending balance	60,007	8,469
Current			¥ 28,633	$ 4,041
Non- current			31,374	4,428
Total	60,007	8,469	60,007	8,469	¥ 96,852	$ 13,670
Increase (decrease) due to changes in accounting policy [member]
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	96,852	13,670
Effect of adopting of IFRS 16	96,852	13,670
Additions	11,473	1,619
Accretion of interest	2,918	412
Payments	(51,283)	(7,238)
Translation difference	47	6
Ending balance	60,007	8,469
Total	¥ 60,007	$ 8,469	¥ 60,007	$ 8,469